NET SALES (Tables)	9 Months Ended
Sep. 30, 2021
Net Sales
Schedule of net sales

		2021		2020
	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep
Gross sales
Brazil	7,916,297	21,802,401	6,512,264	18,018,393
International	5,839,915	16,826,837	4,636,072	13,440,650
Other segments	625,962	1,473,572	378,246	968,825
	14,382,174	40,102,810	11,526,582	32,427,868

Sales deductions
Brazil	(1,524,256)	(4,200,139)	(1,220,559)	(3,428,677)
International	(391,209)	(1,129,075)	(326,702)	(908,292)
Other segments	(76,724)	(154,733)	(36,730)	(95,317)
	(1,992,189)	(5,483,947)	(1,583,991)	(4,432,286)

Net sales
Brazil	6,392,041	17,602,262	5,291,705	14,589,716
International	5,448,706	15,697,762	4,309,370	12,532,358
Other segments	549,238	1,318,839	341,516	873,508
	12,389,985	34,618,863	9,942,591	27,995,582